                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

              Name:                   Windhaven Investment
                                      Management, Inc.
              Address:                One International Place
                                      33/rd/ Floor
                                      Boston, MA 02110
              13F File Number:        028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                 Michael Gillespie
Title:                                Chief Compliance Officer
Phone:                                617-960-5300
Signature,                            Place,               and Date of Signing:
Michael Gillespie                     Boston, MA 02110     November 14, 2012
Report Type (Check only one.):
                                      [X]   13F HOLDINGS REPORT.

                                      [_]   13F NOTICE.

                                      [_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       37
Form 13F Information Table Value Total:       12232375

List of Other Included Managers:              NONE

                           Form 13F Information Table

        Column 1                 Column 2           Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
---------------------- ---------------------------- --------- -------- ------------------- ---------- -------- --------------------
                                                                                                                 Voting Authority
                                                                Value   SHRS or SH / PUT / Investment  Other   --------------------
Name of Issuer                Title of Class          CUSIP   (x$1000)  PRN Amt PRN  CALL  Discretion Managers   Sole   Shared None
---------------------- ---------------------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
CLAYMORE EXCHANGE
TRADED FD              GUGGENHEIM ENHANCED SHORT
                       DURATION                     18383M654   110497  2206849 SH            Sole              2206849
ISHARES                FTSE NAREIT DEV EX US R/E    464288489   787308 25009781 SH            Sole             25009781
ISHARES                MSCI JAPAN INDEX FD          464286848     3563   381102 SH            Sole               381102
ISHARES                RUSELL 2000                  464287655   381913  4544415 SH            Sole              4544415
ISHARES                MSCI HONG KONG               464286871     1009    55425 SH            Sole                55425
ISHARES                MSCI GERMAN                  464286806     2771   120663 SH            Sole               120663
ISHARES GOLD TRUST     ISHARES                      464285105   434368 25107965 SH            Sole             25107965
ISHARES TR             BARCLYS 1-3 YR               464287457   217851  2579335 SH            Sole              2579335
ISHARES TR             BARCLYS 7-10YR               464287440   363673  3353057 SH            Sole              3353057
ISHARES TR INDEX       BARCLYS TIPS BD              464287176  1022255  8390142 SH            Sole              8390142
ISHARES INC            JP Morgan usd emerging       464288281     4052    33528 SH            Sole                33528
ISHARES                MSCI EAFE  MIN VOL           46429B689     1637    29626 SH            Sole                29626
ISHARES                IBOXX INV CPBD               464287242   300041  2469474 SH            Sole              2469474
MARKET VECTORS ETF TR  GOLD MINERS ETF              57060U100   121153  2248157 SH            Sole              2248157
PIMCO ETF TR           ENHAN SHRT MAT               72201R833   110920  1092060 SH            Sole              1092060
PIMCO ETF TR           15+ YR US TIPS               72201R304   252463  3530460 SH            Sole              3530460
POWERSHARES GLOBAL ETF
TRUST                  FDM HG YLD RAFI              73936T557   164306  8588911 SH            Sole              8588911

POWERSHARES QQQ TRUST  UNIT SER 1                   73935A104  1215742 17583776 SH            Sole             17583776
POWERSHARES ETF TR     S&P 500 LOW VOL              73937B779   505417 17922598 SH            Sole             17922598
POWERSHARES DB CMDTY
IDX TRA                UNIT BEN INT                 73935S105   488263 17126029 SH            Sole             17126029
POWERSHARES ETF TRUST  INTL DIV ACHV                73935X716     1536    99947 SH            Sole                99947
SPDR SERIES TRUST      BARCLAYS CAPITAL YLD         78464A417   279699  6940417 SH            Sole              6940417
SPDR S&P 500 ETF TRUST TR Unit                      78462F103     2344    16206 SH            Sole                16206
SPDR SERIES TRUST      BARC CAPTL ETF               78464A474   410588 13317823 SH            Sole             13317823
SPDR GOLD TRUST        GOLD SHS                     78463V107   355147  2060732 SH            Sole              2060732
SPDR SERIES TRUST      DB INT GVT ETF               78464A490     1871    30053 SH            Sole                30053
SPDR SERIES TRUST      BRCLYS INTL ETF              78464A516     2147    34712 SH            Sole                34712
VANGUARD BD INDEX FD
INC                    TOTAL BND MRKT               921937835  1257921 14786894 SH            Sole             14786894
VANGUARD INDEX FDS     REIT ETF                     922908553  1112683 17099792 SH            Sole             17099792
VANGUARD INTL EQUITY
INDEX F                TT WRLD ST ETF               922042742      277     5701 SH            Sole                 5701
VANGUARD INDEX FDS     STK MRK ETF                  922908769   462955  6256999 SH            Sole              6256999
VANGUARD TAX-MANAGED
INTL FD                MSCI EAFE ETF                921943858   343546 10248977 SH            Sole             10248977
VANGUARD TAX-MANAGED
FD                     EMR MKT ETF                  922042858   374004  8911215 SH            Sole              8911215
VANGUARD SPECIALIZED
PORTFOL                DIV APP ETF                  921908844   839076 14012629 SH            Sole             14012629
WISDOMTREE TRUST       ASIA LC DBT FD               97717X842   292240  5576561 SH            Sole              5576561
WISDOMTREE TR          EM LCL DEBT FD               97717X867     3535    67470 SH            Sole                67470
WISDOMTREE TR          INDIAN RUPEE FD              97717W166     3604   166728 SH            Sole               166728